UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

This annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - Investor Class	$50	0.49%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Security selection within revenue bonds, particularly in the continuing care/assisted living and public power sectors, contributed.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Allocation to the revenue sector also detracted, largely due to overweights in the student housing and continuing care/assisted living sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, hospitals, and student housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,150	10,133
2016	10,326	10,314
2016	9,894	9,776
2017	10,073	10,025
2017	10,290	10,281
2017	10,402	10,405
2017	10,360	10,322
2018	10,338	10,276
2018	10,440	10,395
2018	10,483	10,456
2018	10,452	10,439
2019	10,666	10,701
2019	11,009	11,061
2019	11,291	11,368
2019	11,255	11,325
2020	11,610	11,713
2020	11,139	11,501
2020	11,435	11,736
2020	11,626	11,879
2021	11,666	11,837
2021	11,960	12,046
2021	12,060	12,134
2021	12,073	12,114
2022	11,760	11,759
2022	11,181	11,227
2022	10,995	11,087
2022	10,966	11,067
2023	11,003	11,159
2023	11,168	11,282
2023	11,142	11,276
2023	11,350	11,541
2024	11,649	11,764
2024	11,562	11,584
2024	11,962	11,962
2024	12,142	12,110
2025	12,123	12,112
2025	11,760	11,819
2025	11,855	11,971
2025	12,411	12,429
2026	12,682	12,713

202501-4140694, 202603-5315112

F87-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Maryland Tax-Free Bond Fund (Investor Class)	4.61%	1.68%	2.40%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,509,042
  Number of Portfolio Holdings655
  Investment Advisory Fees Paid (000s)$8,420
  Portfolio Turnover Rate26.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.3%
Puerto Rico	5.5
District of Columbia	3.1
Arizona	0.5
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Housing	26.3%
Health Care	23.8
General Obligations - Local	11.5
Transportation	10.0
Special Tax	8.3
Leasing	6.3
Education	5.2
General Obligations - State	2.2
Water & Sewer	1.7
Other	4.7

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Maryland Tax-Free Bond Fund

I Class (TFBIX)

This annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - I Class	$43	0.42%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Security selection within revenue bonds, particularly in the continuing care/assisted living and public power sectors, contributed.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Allocation to the revenue sector also detracted, largely due to overweights in the student housing and continuing care/assisted living sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, hospitals, and student housing bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,653	508,506
11/30/17	504,695	504,440
2/28/18	503,726	502,206
5/31/18	509,241	508,013
8/31/18	511,457	510,989
11/30/18	509,560	510,139
2/28/19	520,075	522,934
5/31/19	536,927	540,548
8/31/19	551,263	555,543
11/30/19	549,113	553,458
2/29/20	566,531	572,410
5/31/20	543,688	562,052
8/31/20	558,727	573,518
11/30/20	568,158	580,547
2/28/21	570,223	578,467
5/31/21	584,232	588,667
8/31/21	589,203	592,995
11/30/21	590,507	591,991
2/28/22	574,837	574,649
5/31/22	546,639	548,673
8/31/22	538,163	541,805
11/30/22	536,846	540,844
2/28/23	538,781	545,356
5/31/23	546,379	551,363
8/31/23	545,787	551,041
11/30/23	555,508	564,005
2/29/24	570,249	574,904
5/31/24	566,629	566,100
8/31/24	585,780	584,591
11/30/24	595,245	591,810
2/28/25	594,476	591,928
5/31/25	576,203	577,579
8/31/25	581,524	585,042
11/30/25	608,299	607,405
2/28/26	621,698	621,305

202501-4140694, 202603-5315112

F1092-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Maryland Tax-Free Bond Fund (I Class)	4.58%	1.74%	2.55%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,509,042
  Number of Portfolio Holdings655
  Investment Advisory Fees Paid (000s)$8,420
  Portfolio Turnover Rate26.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	90.3%
Puerto Rico	5.5
District of Columbia	3.1
Arizona	0.5
Other	0.6

Industry Allocation (as a % of Net Assets)

Table Summary
Housing	26.3%
Health Care	23.8
General Obligations - Local	11.5
Transportation	10.0
Special Tax	8.3
Leasing	6.3
Education	5.2
General Obligations - State	2.2
Water & Sewer	1.7
Other	4.7

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Maryland Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Maryland Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Tax-Free Bond Fund

I Class (TFBIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
MDXBX Maryland Tax-Free Bond
Fund
TFBIX Maryland Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Maryland Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10 .14 $ 10 .07 $ 9 .82 $ 10 .83 $ 10 .99
Investment activities
Net investment income
(1)(2)
0 .36 0 .34 0 .32 0 .29 0 .25
Net realized and unrealized
gain/loss 0 .09 0 .06 0 .25 ( 0 .99 ) ( 0 .16 )
Total from investment
activities 0 .45 0 .40 0 .57 ( 0 .70 ) 0 .09
Distributions
Net investment income ( 0 .35 ) ( 0 .33 ) ( 0 .32 ) ( 0 .28 ) ( 0 .25 )
Net realized gain — — — ( 0 .03 ) —
Total distributions ( 0 .35 ) ( 0 .33 ) ( 0 .32 ) ( 0 .31 ) ( 0 .25 )
NET ASSET VALUE
End of period $ 10 .24 $ 10 .14 $ 10 .07 $ 9 .82 $ 10 .83
Ratios/Supplemental Data
Total return
(2)(3)
4 .61% 4 .07% 5 .87% ( 6 .44 ) % 0 .81%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .55% 0 .54% 0 .53% 0 .54% 0 .49%
Net expenses after waivers/
payments by Price Associates 0 .49% 0 .50% 0 .49% 0 .49% 0 .49%
Net investment income 3 .61% 3 .34% 3 .24% 2 .84% 2 .28%
Portfolio turnover rate 26 .1% 17 .3% 25 .7% 24 .8% 13 .4%
Net assets, end of period (in
millions) $1,142 $1,060 $1,023 $995 $1,529
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10 .15 $ 10 .07 $ 9 .83 $ 10 .83 $ 11 .00
Investment activities
Net investment income
(1)(2)
0 .37 0 .35 0 .33 0 .29 0 .26
Net realized and unrealized
gain/loss 0 .08 0 .07 0 .23 ( 0 .97 ) ( 0 .17 )
Total from investment
activities 0 .45 0 .42 0 .56 ( 0 .68 ) 0 .09
Distributions
Net investment income ( 0 .36 ) ( 0 .34 ) ( 0 .32 ) ( 0 .29 ) ( 0 .26 )
Net realized gain — — — ( 0 .03 ) —
Total distributions ( 0 .36 ) ( 0 .34 ) ( 0 .32 ) ( 0 .32 ) ( 0 .26 )
NET ASSET VALUE
End of period $ 10 .24 $ 10 .15 $ 10 .07 $ 9 .83 $ 10 .83
Ratios/Supplemental Data
Total return
(2)(3)
4 .58% 4 .25% 5 .84% ( 6 .27 ) % 0 .81%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .42% 0 .42% 0 .42% 0 .42% 0 .40%
Net expenses after
waivers/payments by Price
Associates 0 .42% 0 .42% 0 .42% 0 .42% 0 .40%
Net investment income 3 .69% 3 .42% 3 .31% 2 .93% 2 .36%
Portfolio turnover rate 26 .1% 17 .3% 25 .7% 24 .8% 13 .4%
Net assets, end of period (in
millions) $1,367 $1,336 $1,239 $1,208 $1,211
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Tax-Free Bond Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
ARIZONA  0.5%
Phoenix IDA, Arizona Health Care Facilities Mayo Clinic,
Series B, VRDN, 1.25%, 11/15/52  11,500 11,500
11,500
DISTRICT OF COLUMBIA  3.1%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,660 3,720
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  4,115 3,549
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 2,134
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,433
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 15,662
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  13,750 14,003
Washington Metropolitan Area Transit Auth., Second Lien,
5.00%, 7/15/43  3,115 3,358
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  5,450 5,818
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/53  19,810 20,797
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  3,150 3,307
77,781
MARYLAND  90.3%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 2,005
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,090
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,107
Annapolis, Series A, GO, 5.00%, 8/1/43  490 532
Annapolis, Series A, GO, 5.00%, 8/1/46  565 598
Annapolis, Series A, GO, 5.00%, 8/1/48  625 656
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 2,960
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,191
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,224
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 6,088
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 5,336
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  5,000 4,857

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,651
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  6,115 6,892
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,643
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,870
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,286
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,413
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,682
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  3,500 3,558
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 6,222
Anne Arundel County, Consolidated General Improvement,
Series B, GO, 5.00%, 10/1/39  2,775 3,226
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/42  6,115 6,968
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,251
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,775
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,762
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,736
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,135
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/43  2,805 3,161
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/44  2,065 2,278
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  1,150 1,268
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,653
Anne Arundel County, Consolidated Water & Sewer, Series B,
GO, 5.00%, 10/1/39  1,275 1,482
Anne Arundel County, Consolidated Water & Sewer Bonds, GO,
5.00%, 10/1/42  2,810 3,202
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 10,933

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Villages at Two Rivers Project, Series R,
4.25%, 7/1/44 (1) 2,500 2,521
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/39 (1) 2,000 2,226
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/30 (1) 145 158
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/31 (1) 155 172
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/32 (1) 175 196
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/33 (1) 150 170
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/34 (1) 150 172
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/35 (1) 165 188
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/36 (1) 185 209
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/40 (1) 1,010 1,121
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/44 (1) 1,500 1,605
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/26  375 375
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/27  520 521
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/28  1,215 1,216
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/29  930 931
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/30  515 515
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/33  415 415
Baltimore City, East Baltimore Research Park, Series A, 4.50%,
9/1/33  1,120 1,131
Baltimore City, Harbor Point Project, 4.50%, 6/1/33  1,125 1,163
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,025 2,032
Baltimore City, Harbor Point Project, 4.875%, 6/1/42  2,865 2,953
Baltimore City, Harbor Point Project, 5.00%, 6/1/36  3,800 3,812
Baltimore City, Harbor Point Project, 5.00%, 6/1/51  6,700 6,729
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  11,230 11,248
Baltimore City, Harbor Point Project, Series A, 3.20%, 6/1/30 (2) 200 198
Baltimore City, Harbor Point Project, Series A, 3.25%, 6/1/31 (2) 220 218
Baltimore City, Harbor Point Project, Series A, 3.30%, 6/1/32 (2) 250 247

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Harbor Point Project, Series A, 3.35%, 6/1/33 (2) 270 266
Baltimore City, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 1,400 1,321
Baltimore City, Harbor Point Project, Series A, 3.625%,
6/1/46 (2) 7,435 6,432
Baltimore City, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 319
Baltimore City, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 650 627
Baltimore City, Harbor Point Project, Series B, 3.875%,
6/1/46 (2) 1,020 908
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 155 160
Baltimore City, Wide Affordable Housing Program, 4.00%,
6/1/35 (2) 1,000 1,016
Baltimore City, Wide Affordable Housing Program, 5.00%,
6/1/45 (2) 1,000 1,009
Baltimore City, Wide Affordable Housing Program, 5.25%,
6/1/55 (2) 1,900 1,894
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,955
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,871
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 7/1/40  4,665 5,347
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  2,000 2,002
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 621
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,704
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,897
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  3,000 3,154
Baltimore County, Metropolitan Dist. 85th Issue, GO, 5.00%,
7/1/47  1,895 2,042
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  545 552
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  1,050 1,059
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,650
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 9,357
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,157
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,327
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,037
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,568
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  8,345 8,354
Baltimore County, Riverwood Village, 4.00%, 1/1/34  850 877
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,096
Baltimore County, Riverwood Village, 4.00%, 1/1/37  1,490 1,520

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Riverwood Village, 4.00%, 1/1/40  1,790 1,807
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,920 10,323
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,545 10,183
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 512
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  795 801
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,587
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (2) 8,475 7,658
Frederick County, Public Facilities Project, Series A, GO,
1.875%, 10/1/38  8,755 7,108
Frederick County, Public Facilities Project, Series A, GO,
3.00%, 4/1/44  13,560 12,127
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,954
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,292
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,325 4,463
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,290 3,377
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,785 1,833
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,970 2,024
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,150 2,205
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,185 1,210
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  565 572
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,135 1,145
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,530 1,582
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,605 2,739
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,515 2,689
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (2) 6,700 6,021
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 5,037
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,205 1,230
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,215 10,426

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  1,080 1,090
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,377
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,742
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  6,225 6,010
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  15,415 15,385
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,100
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,079
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 781
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 572
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,525
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  14,005 14,264
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,108
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 382
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 437
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 494
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 563
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 621
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 680
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 524
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 808
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 877
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 513
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 544

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 541
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,260 2,392
Howard County, Consolidated Public Improvement, Series A,
GO, 1.75%, 8/15/36  7,875 6,678
Howard County, Consolidated Public Improvement, Series A,
GO, 2.00%, 8/15/34  525 476
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 245 245
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (2) 1,250 1,250
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (2) 1,000 1,000
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,950 2,812
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,310 1,033
Howard County, Metropolitan District Project, Series C, GO,
3.375%, 2/15/41  1,000 985
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 1,825 1,827
Hyattsville, GO, 5.00%, 1/1/28  360 365
Hyattsville, GO, 5.00%, 1/1/29  375 381
Hyattsville, GO, 5.00%, 1/1/30  395 401
Hyattsville, GO, 5.00%, 1/1/31  415 421
Hyattsville, GO, 5.00%, 1/1/32  435 441
Hyattsville, GO, 5.00%, 1/1/33  455 461
Hyattsville, GO, 5.00%, 1/1/34  480 486
Hyattsville, GO, 5.00%, 1/1/35  505 511
Hyattsville, GO, 5.00%, 1/1/36  530 536
Hyattsville, GO, 5.00%, 1/1/37  555 561
Hyattsville, GO, 5.00%, 1/1/38  585 591
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,108
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,530
Maryland, Series A, GO, 5.00%, 6/1/39  10,000 11,650
Maryland, Series A, GO, 5.00%, 6/1/39  7,360 8,458
Maryland CDA, 4.65%, 9/1/37  6,000 6,309
Maryland CDA, 4.95%, 9/1/42  4,500 4,774
Maryland CDA, 6.00%, 3/1/53  4,945 5,282
Maryland CDA, Series A, 3.00%, 9/1/51  11,845 11,786
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,519
Maryland CDA, Series A, 3.75%, 3/1/50  6,560 6,600
Maryland CDA, Series A, 4.50%, 9/1/48  3,205 3,263
Maryland CDA, Series A, 4.70%, 3/1/46  2,650 2,685

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series A, 5.00%, 9/1/52  3,155 3,291
Maryland CDA, Series A-1, 4.45%, 4/1/44  820 835
Maryland CDA, Series B, 3.00%, 9/1/51  27,235 27,066
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 9,424
Maryland CDA, Series B, 4.00%, 9/1/49  2,005 2,045
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,583
Maryland CDA, Series B, 4.50%, 9/1/48 (5) 2,545 2,581
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,728
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,472
Maryland CDA, Series C, 3.00%, 9/1/51  1,240 1,232
Maryland CDA, Series C, 3.50%, 3/1/50  3,525 3,533
Maryland CDA, Series C, 4.20%, 4/1/42  4,250 4,435
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,270
Maryland CDA, Series C, 5.00%, 9/1/26  375 380
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,190
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,108
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,602
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,712
Maryland CDA, Series C, 5.75%, 9/1/54  5,400 5,780
Maryland CDA, Series C-1, 5.05%, 2/1/46  8,275 8,770
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA, Series F-1, 4.85%, 6/1/46  6,375 6,493
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,261
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,641
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,957
Maryland CDA, Villages at Marley Station, Series D-1, 4.35%,
2/1/44  10,000 10,060
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  6,750 6,874
Maryland Dept. of Housing & Community Dev., Series A,
4.50%, 9/1/45  11,980 12,092
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,530
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  11,590 13,108
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 3/1/56  4,500 5,163
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,477
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,152
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,181

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,293
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,347
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,240
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 499
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 512
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/40  855 963
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,301
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/45  1,240 1,325
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,090
Maryland Dept. of Housing & Community Dev., Series C,
4.70%, 7/1/40  1,010 1,073
Maryland Dept. of Housing & Community Dev., Series C,
4.75%, 9/1/40  1,610 1,707
Maryland Dept. of Housing & Community Dev., Series C,
4.95%, 7/1/45  2,050 2,121
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  6,495 7,143
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,400 5,005
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,485
Maryland Dept. of Housing & Community Dev., Series G,
6.25%, 9/1/56  2,000 2,331
Maryland Dept. of Housing & Community Dev., Hopkins Village
Apartments, Series D, 4.80%, 7/1/42  16,285 17,553
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/40  1,975 2,224
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/45  2,470 2,639
Maryland DOT, 2.50%, 10/1/33  5,100 4,956
Maryland DOT, 3.00%, 5/1/31  500 505
Maryland DOT, 3.00%, 10/1/34  10,940 10,958
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,505
Maryland DOT, Series A, 5.25%, 8/1/40 (1)(5) 1,250 1,413
Maryland DOT, Series A, 5.25%, 8/1/43 (1)(5) 1,500 1,656
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(5) 3,400 3,586
Maryland DOT, Series A, 5.25%, 8/1/54 (1)(5) 10,000 10,465

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series B, 4.00%, 8/1/37 (5) 1,500 1,528
Maryland DOT, Series B, 4.00%, 8/1/38 (5) 1,500 1,523
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 4,180 4,226
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 5,925 5,939
Maryland DOT, Series B, 4.00%, 10/1/40  10,000 10,374
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,600 1,591
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 13,540 12,063
Maryland DOT, Series B, 5.00%, 8/1/31 (5) 2,125 2,369
Maryland DOT, Series B, 5.00%, 8/1/32 (5) 1,420 1,578
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 3,905 4,016
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (5) 1,000 1,103
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (5) 1,000 1,098
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,710 3,710
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 4,461
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (5) 690 694
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 375 392
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 385 410
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,757
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,162
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,146
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  2,925 2,995
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,514
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 795
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 829
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 861
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 895
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 826
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 769

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 260
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,505 3,388
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,860 9,179
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (2) 1,680 1,682
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (2) 2,000 2,002
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 12,592
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (1) 2,595 2,807
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (1) 2,935 3,151
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (1) 2,465 2,625
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (1) 2,245 2,370
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (1) 6,575 6,703
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (1) 9,925 10,129
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (1) 6,055 6,267
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  5,000 5,150
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (2) 10,615 11,489
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/43  2,190 2,441
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/44  8,310 9,151
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/43  1,370 1,527
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/44  1,440 1,586
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/52  5,000 5,243
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/45 (1) 1,850 1,972
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/55 (1) 11,800 12,116
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/60 (1) 3,595 3,669

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.75%, 7/1/64 (1) 4,360 4,787
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,911
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  5,050 4,475
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 604
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 682
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 511
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 859
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,178
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,087
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,980
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,713
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,855
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  18,100 17,865
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 315
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 727
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 643
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 555
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 602
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,329
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 8,852
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  9,000 9,541
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  3,100 2,623
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 2,000 2,011

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (5) 415 437
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (5) 1,750 1,834
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (5) 2,850 2,974
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (5) 2,500 2,609
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 5,110 5,184
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (5) 4,500 4,516
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 30,815 30,861
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  525 525
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 806
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,031
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (5) 6,400 6,527
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (5) 10,755 10,836
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,280 1,282
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 179
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 332
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  675 689
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  650 663
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,155
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,002
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 189
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 220
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 524
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,587
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,073
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,872
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,263

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (1) 505 507
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (1) 800 806
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (1) 525 529
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (1) 560 565
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (1) 1,325 1,336
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (1) 705 711
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,815 1,822
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 2,345 2,359
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (1) 3,405 3,426
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (1) 3,100 3,119
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 4,305 4,332
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (1) 4,020 4,044
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (1) 15,010 15,089
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (1) 6,910 6,929
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,285 1,285
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  5,065 5,067
Maryland HHEFA, 5.875%, 7/1/43 (2) 2,000 2,049
Maryland HHEFA, 6.125%, 7/1/53 (2) 3,745 3,782
Maryland HHEFA, 6.25%, 7/1/63 (2) 6,000 6,071
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 968
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 677
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 529
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 389
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 611
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 594
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,496
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,569

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  30,000 30,265
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (2) 820 825
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (2) 1,500 1,419
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  425 433
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 785
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 211
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 546
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,958
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,853
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  3,100 3,121
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,209
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 609
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,846
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,794
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,500 2,539
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  20,470 20,484
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,516
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  1,000 1,000
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,922
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,072
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,750 10,273
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (1) 920 1,059
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/48  3,495 3,537
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  4,070 2,624
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  13,710 10,831
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 140 141
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,271

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,743
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 1,530 1,459
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(6) 3,605 3,670
Maryland HHEFA, Johns Hopkins Health System, Series A,
5.25%, 5/15/55  6,440 6,820
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 1.85%, 6/1/48  8,700 8,700
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (6) 525 529
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,006
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (6) 1,145 1,154
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 18,479
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,594
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/42  775 849
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/43  990 1,072
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/44  750 803
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/45  1,100 1,165
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/46  1,495 1,566
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/51  5,000 5,151
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.50%,
7/1/56  3,585 3,738
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,330 1,326
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,025
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  7,335 7,569
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,070
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,221
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,185
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,043
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  1,100 1,100
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,125 5,248
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,680
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,047

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,506
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (1) 8,460 9,775
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (6) 16,995 19,475
Maryland HHEFA, MedStar Health, Series A, 3.75%, 5/15/47  1,195 1,030
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  14,090 12,742
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,010
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  3,250 3,737
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/39  2,250 2,564
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/40  2,250 2,540
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  740 832
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  10,595 10,757
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  13,145 13,269
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/51  11,635 12,302
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/54  9,500 9,985
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/39  3,000 3,419
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/40  3,750 4,234
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/41  3,095 3,479
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/42  3,000 3,332
Maryland HHEFA, Mercy Medical Center, Series A, 4.00%,
7/1/42  1,680 1,677
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,843
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,007
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,208
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 4,962
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  3,200 3,219
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  9,060 9,107
Maryland HHEFA, Meritus Health, 5.00%, 7/1/41 (1) 6,135 6,924
Maryland HHEFA, Meritus Health, 5.00%, 7/1/42 (1) 6,250 6,973
Maryland HHEFA, Meritus Health, 5.00%, 7/1/43 (1) 2,575 2,834
Maryland HHEFA, Meritus Health, 5.00%, 7/1/44 (1) 4,970 5,400
Maryland HHEFA, Meritus Health, 5.00%, 7/1/45 (1) 5,000 5,377
Maryland HHEFA, Meritus Health, 5.00%, 7/1/46 (1) 6,245 6,649
Maryland HHEFA, Meritus Health, 5.00%, 7/1/55 (1) 5,130 5,297
Maryland HHEFA, Meritus Health, 5.25%, 7/1/50  13,945 14,591
Maryland HHEFA, Peninsula Regional Health System, 4.00%,
7/1/38  1,555 1,586

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/34  1,000 1,068
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,729
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 993
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,723
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 505
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,982
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,473
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  720 701
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,325
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,188
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,255 1,358
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,476
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  1,095 1,114
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  890 891
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  8,125 7,420
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 11,256
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,715 10,048
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 917
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/40 (1) 200 225
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/41 (1) 200 224
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/42 (1) 200 221
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/43 (1) 1,250 1,364
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/44 (1) 700 755
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/45 (1) 750 801
Maryland HHEFA, Tidalhealth Issue, Series C, 5.50%,
7/1/55 (1) 14,900 16,041
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,311
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,913

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,102
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/41  1,500 1,683
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/42  1,000 1,108
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 514
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,665 4,749
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 1.95%, 7/1/55  7,600 7,600
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,650 3,338
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 1.85%, 7/1/41  155 155
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,192
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50 (1) 41,760 45,380
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (1) 13,590 15,078
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  9,175 9,324
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  1,980 1,383
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/43  1,000 1,102
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/45  2,000 2,158
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/54  2,000 2,082
Maryland Stadium Auth., Built to Learn Revenue, 5.25%, 6/1/51  1,500 1,596
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 4,086
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  8,980 8,507
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  12,175 11,145
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,509
Maryland Transportation Auth., Series A, 3.00%, 7/1/40  400 370
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,775 8,629
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/35 (5) 1,000 1,015
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (5) 7,830 7,900
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (5) 2,820 2,823

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (5) 2,965 2,967
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/28 (5) 2,250 2,365
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (5) 2,615 2,803
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (5) 1,125 1,200
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (5) 3,110 3,114
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 8,175
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,755 5,460
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/40  2,500 2,845
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/42  4,935 5,535
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 7,282
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,549
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,171
Montgomery County, Series A, GO, 4.00%, 8/1/40  1,175 1,214
Montgomery County, Series A, GO, 4.00%, 10/1/40  13,650 14,181
Montgomery County, Series A, GO, 4.00%, 8/1/41  9,000 9,373
Montgomery County, Series E, GO, VRDN, 1.60%, 11/1/37  2,890 2,890
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  5,645 5,605
Montgomery County Housing Opportunities Commission,
Series A, 3.85%, 7/1/34  5,000 5,260
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  35 35
Montgomery County Housing Opportunities Commission,
Series A, 4.50%, 7/1/46 (7) 5,840 5,868
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 5,059
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  4,735 4,777
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,600 3,748
Montgomery County Housing Opportunities Commission,
Series A, 5.15%, 7/1/45  1,140 1,189
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,135 7,824
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/56  4,995 5,562

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 24,854
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 567
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 557
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 632
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 548
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,253
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,827
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 9,066
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 12,058
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 1.90%, 1/1/63  800 800
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,124
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,862
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,167
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  21,930 21,307
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,005
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (2) 8,500 8,501
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2) 1,350 1,366
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,008
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 807
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 536
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,204
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 504
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,404
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,547
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,135
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 999

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,593
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  6,250 6,275
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,756
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,119
Town of Chestertown, Washington College, 6.50%, 3/1/55  4,000 4,045
Town of Chestertown, Washington College, 6.25%, 3/1/45  5,000 5,134
Town of Chestertown, Washington College, 6.50%, 3/1/50  1,000 1,018
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.00%, 4/1/47  8,995 7,174
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.125%, 4/1/35  280 282
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,408
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,522
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,911
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 2,006
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,530
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 5,069
Washington Suburban Sanitary Commission, 2.00%, 12/1/39  1,000 803
Washington Suburban Sanitary Commission, 4.25%, 6/1/47  14,850 14,909
Washington Suburban Sanitary Commission, 4.375%, 6/1/49  4,400 4,394
Washington Suburban Sanitary Commission, 4.50%, 6/1/46  4,065 4,241
Washington Suburban Sanitary Commission, 4.50%, 6/1/47  11,505 11,918
Washington Suburban Sanitary Commission, 5.00%, 6/1/44  4,685 5,218
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 2.00%, 6/1/27  5,780 5,780
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 2.00%, 6/1/27  2,700 2,700
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,989
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  6,395 5,536
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/47  3,000 2,429
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 797
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 5,011
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  8,000 7,770

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,239
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,908
Washington Suburban Sanitary Commission, Second Series,
4.50%, 6/1/46  1,205 1,257
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,590 2,593
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,520 2,522
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,825 4,827
2,266,594
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 15,396 10,508
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 8,213 5,688
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 2,000 2,102
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,000 1,044
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 2,003
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 5,051
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,843
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 4,029
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,023
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 55 37
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (9)
(10) 4,690 3,125
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (9)
(10) 2,490 1,659
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (9)
(10) 850 566
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (9)
(10) 1,925 1,283
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 85 57
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 210 140

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 270 180
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (9)
(10) 895 597
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(10) 1,045 698
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 340 227
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 415 276
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 55 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 1,760 1,173
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 45 30
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 460 306
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 225 150
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 95 63
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 255 170
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 195 130
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 65 43
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 110 73
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (9)
(10) 1,110 741
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 90 60
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 830 554
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 240 160
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 95 63
Puerto Rico Electric Power Auth., Revenue Bonds, Series ZZ,
5.25%, 7/1/24 (9)(10) 65 43
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,950 21,360
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  15,973 15,645

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  27,816 27,864
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 3,042
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,587
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,150 1,119
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,651
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  4,500 4,508
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  5,748 5,758
137,466
Total Investments in Securities
99.4% of Net Assets
(Cost $2,469,787) $ 2,493,341
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $80,387 and represents 3.2% of net assets.
(3) Escrowed to maturity
(4) Insured by Financial Guaranty Insurance Company
(5) Interest subject to alternative minimum tax.
(6) Insured by AMBAC Assurance Corporation
(7) When-issued security
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(10) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,469,787) $ 2,493,341
Interest receivable 24,523
Receivable for shares sold 1,492
Cash 31
Other assets 22
Total assets 2,519,409
Liabilities
Payable for investment securities purchased 6,169
Payable for shares redeemed 2,191
Investment management fees payable 728
Due to affiliates 6
Payable to directors 1
Other liabilities 1,272
Total liabilities 10,367
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,509,042

T. ROWE PRICE Maryland Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (76,959)
Paid-in capital applicable to 245,018,001 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,586,001
NET ASSETS $ 2,509,042
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,142,431; Shares outstanding:
111,595,961) $ 10.24
I Class
(Net assets: $1,366,611; Shares outstanding:
133,422,040) $ 10.24

T. ROWE PRICE Maryland Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 96,455
Expenses
Investment management 9,004
Shareholder servicing
Investor Class $ 1,520
I Class 228 1,748
Prospectus and shareholder reports
Investor Class 18
I Class 10 28
Custody and accounting 244
Legal and audit 143
Registration 57
Directors 7
Miscellaneous 22
Waived / paid by Price Associates (584)
Total expenses 10,669
Net investment income 85,786
Realized and Unrealized Gain / Loss –
Net realized loss on securities (33,026)
Change in net unrealized gain / loss on securities 53,510
Net realized and unrealized gain / loss 20,484
INCREASE IN NET ASSETS FROM OPERATIONS $ 106,270

T. ROWE PRICE Maryland Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 85,786 $ 78,089
Net realized loss (33,026) (13,866)
Change in net unrealized gain / loss 53,510 29,537
Increase in net assets from operations 106,270 93,760
Distributions to shareholders
Net earnings
Investor Class (37,127) (33,320)
I Class (46,890) (43,343)
Decrease in net assets from distributions (84,017) (76,663)
Capital share transactions
*
Shares sold
Investor Class 317,217 238,822
I Class 166,118 197,708
Distributions reinvested
Investor Class 33,508 30,148
I Class 32,845 30,414
Shares redeemed
Investor Class (278,995) (239,203)
I Class (179,744) (140,512)
Increase in net assets from capital share
transactions 90,949 117,377
Net Assets
Increase during period 113,202 134,474
Beginning of period 2,395,840 2,261,366
End of period $ 2,509,042 $ 2,395,840
*Share information (000s)
Shares sold
Investor Class 31,930 23,634
I Class 16,668 19,542
Distributions reinvested
Investor Class 3,368 2,987
I Class 3,301 3,011
Shares redeemed
Investor Class (28,204) (23,695)
I Class (18,152) (13,895)
Increase in shares outstanding 8,911 11,584

T. ROWE PRICE Maryland Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The fund has two classes of shares: the Maryland Tax-Free Bond Fund (Investor Class) and the Maryland
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Maryland Tax-Free Bond Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Maryland Tax-Free Bond Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Maryland Tax-Free Bond Fund

When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $693,119,000 and
$604,363,000, respectively, for the year ended February 28, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivatives contracts and differences between book/tax amortization policies.

T. ROWE PRICE Maryland Tax-Free Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 76 $ 95
Tax-exempt income 83,941 76,568
Total distributions $ 84,017 $ 76,663
($000s)
Cost of investments $ 2,459,026
Unrealized appreciation $ 66,970
Unrealized depreciation (32,655)
Net unrealized appreciation (depreciation) $ 34,315
($000s)
Undistributed ordinary income $ 10
Undistributed tax-exempt income 1,769
Net unrealized appreciation (depreciation) 34,315
Loss carryforwards and deferrals (113,053)
Total distributable earnings (loss) $ (76,959)

T. ROWE PRICE Maryland Tax-Free Bond Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Maryland Tax-Free Bond Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,418,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $620,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Investor
Class I Class
Expense limitation/I Class Limit 0.49% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(584) $—

T. ROWE PRICE Maryland Tax-Free Bond Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $17,500,000 and
$12,750,000, respectively, with net realized gain of $0 for the year ended
February 28, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Maryland Tax-Free Bond Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Maryland Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Maryland Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Maryland Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $83,278,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F87-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026